Warrant liabilities, Government Warrants - ECARX Warrants in connection with the Merger - Movements (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Warrant liabilities
Liability at the beginning	¥ 16,544
Liability at the end	5,141	$ 724	¥ 16,544
ECARX Warrants
Warrant liabilities
Liability at the beginning	16,544		0
Addition RMB	0		13,172	¥ 0
Change in fair value included in losses RMB	(11,719)		3,245
Foreign exchange translation RMB	316		127	0
Liability at the end	5,141		16,544	0
ECARX Public Warrants
Warrant liabilities
Liability at the beginning	10,346		0
Addition RMB	0		8,277
Change in fair value included in losses RMB	(7,349)		1,991
Foreign exchange translation RMB	198		78
Liability at the end	3,195		10,346	0
ECARX Private Warrants
Warrant liabilities
Liability at the beginning	6,198		0
Addition RMB	0		4,895
Change in fair value included in losses RMB	(4,370)		1,254
Foreign exchange translation RMB	118		49
Liability at the end	¥ 1,946		¥ 6,198	¥ 0